STATEMENTS OF EQUITY (USD $) In Millions	Total	Total Shareholders Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning of year at Dec. 31, 2010			$ 2	$ 514	$ 26	$ 45
Return of Capital				0
Net Earnings (Loss)	77				77
Other comprehensive income (loss)	10					10
Other				1
End of year at Dec. 31, 2011		675	2	515	103	55
Return of Capital				0
Net Earnings (Loss)	38				38
Other comprehensive income (loss)	27					27
Other				1
End of year at Dec. 31, 2012	741	741	2	516	141	82
Return of Capital				(200)
Net Earnings (Loss)	28				28
Other comprehensive income (loss)	(74)					(74)
Other				(1)
End of year at Dec. 31, 2013	$ 494	$ 494		$ 315	$ 169	$ 8